Investments Subject to Significant Influence and Equity Income (Summary of Investments Subject to Significant Influence - NSPML) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance Sheets
Current assets	$ 3,708	$ 4,896
Property, plant and equipment	24,376	22,996
Regulatory assets	2,766	3,018
Non-current assets	11,396	11,850
Total assets	39,480	39,742
Current liabilities	4,544	7,287
Non-current liabilities	22,848	21,014
Equity	12,088	11,441	$ 10,150
Total liabilities and equity	39,480	39,742
Variable Interest Entity, Not Primary Beneficiary | NSPML
Balance Sheets
Current assets	21	17
Property, plant and equipment	1,473	1,517
Regulatory assets	272	265
Non-current assets	29	29
Total assets	1,795	1,828
Current liabilities	48	48
Long-term debt	1,109	1,149
Non-current liabilities	149	130
Equity	489	501
Total liabilities and equity	$ 1,795	$ 1,828